	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
		November 30, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 5.6%			Bausch Health
			7.00%, 3/15/24 (1)	55	58
Automotive 0.1%			Becton Dickinson & Company, FRN,
			3M USD LIBOR + 1.03%, 3.142%,
Panther BF Aggregator 2			6/6/22	45	45
6.25%, 5/15/26 (1)	30	32	Eagle Holding II
		32	7.75%, 5/15/22 (1)(2)	45	46
			NVA Holdings
Broadcasting 0.9%			6.875%, 4/1/26 (1)	2	2
Clear Channel Worldwide Holdings			RegionalCare Hospital Partners
9.25%, 2/15/24 (1)	68	75	Holdings
iHeartCommunications			8.25%, 5/1/23 (1)	7	7
5.25%, 8/15/27 (1)	20	20			328
iHeartCommunications
6.375%, 5/1/26	63	68	Information Technology 0.4%
iHeartCommunications			Refinitiv U.S. Holdings
8.375%, 5/1/27	68	74	6.25%, 5/15/26 (1)	15	16
		237	Solera
			10.50%, 3/1/24 (1)	80	84
Cable Operators 0.9%					100
CSC Holdings
10.875%, 10/15/25 (1)	200	225	Satellites 0.5%
		225	Intelsat Jackson Holdings
			9.50%, 9/30/22 (1)	85	95
Chemicals 0.6%			Iridium Communications
Consolidated Energy Finance, FRN,			10.25%, 4/15/23 (1)	22	23
3M USD LIBOR + 3.75%, 5.869%,					118
6/15/22 (1)	150	148
		148	Services 0.4%
			ADT Security
Container 0.4%			6.25%, 10/15/21	20	21
Trivium Packaging Finance, FRN, 3M			Allied Universal Holdco
EURIBOR + 3.75%, 3.348%,			6.625%, 7/15/26 (1)	30	32
8/15/26 (EUR) (1)	100	112	Prime Security Services Borrower
		112	9.25%, 5/15/23 (1)	33	35
					88

Gaming 0.1%			Total Corporate Bonds
VICI Properties 1			(Cost $1,398)		1,419
8.00%, 10/15/23	29	31

		31	BANK LOANS 86.6% (3)

Health Care 1.3%			Aerospace & Defense 0.8%
Avantor			Dynasty Acquisition, FRN,
6.00%, 10/1/24 (1)	70	75	3M USD LIBOR + 4.00%, 6.104%,
Avantor			4/6/26	100	100
9.00%, 10/1/25 (1)	85	95

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

TransDigm, FRN,			Nexstar Broadcasting, FRN,
3M USD LIBOR + 2.50%, 4.202%,			3M USD LIBOR + 2.25%, 3.952%,
6/9/23	100	100	1/17/24	44	44
		200	Nexstar Broadcasting, FRN,
			1M USD LIBOR + 2.75%, 4.452%,
			9/18/26	80	80
Airlines 0.1%			Sinclair Television Group, FRN,
Kestrel Bidco, FRN,			1M USD LIBOR + 2.50%, 4.27%,
3M USD LIBOR + 3.00%, 4.00%,			9/30/26	85	85
8/7/26	35	35	Townsquare Media, FRN,
		35	3M USD LIBOR + 3.00%, 4.702%,
			4/1/22	129	130

Automotive 2.2%			Univision Communications, FRN,
			3M USD LIBOR + 2.75%, 4.452%,
IAA, FRN,			3/15/24	161	157
3M USD LIBOR + 2.25%, 4.00%,					1,053
6/29/26	29	30
Kar Auction Services, FRN,
1M USD LIBOR + 2.25%, 4.00%,			Building Products 0.1%
9/19/26	43	43	Advanced Drainage Systems, FRN,
Navistar, FRN,			1M USD LIBOR + 2.25%, 4.00%,
3M USD LIBOR + 3.50%, 5.27%,			7/31/26	23	23
11/6/24	59	58			23
Panther BF Aggregator 2, FRN,
3M USD LIBOR + 3.50%, 5.202%,
4/30/26	260	260	Cable Operators 3.8%
Truck Hero, FRN,			Altice Financing, FRN,
3M USD LIBOR + 8.25%, 9.952%,			3M USD LIBOR + 2.75%, 4.515%,
4/21/25	25	23	7/15/25	94	91
Wand NewCo 3, FRN,			Altice France, FRN,
3M USD LIBOR + 3.50%, 5.202%,			3M USD LIBOR + 2.75%, 4.452%,
2/5/26	140	140	7/31/25	59	57
		554	Altice France, FRN,
			3M USD LIBOR + 4.00%, 5.765%,
			8/14/26	89	89
Broadcasting 4.1%			Charter Communications Operating,
Clear Channel Outdoor Holdings,			FRN,
FRN,			1M USD LIBOR + 1.75%, 3.45%,
1M USD LIBOR + 3.50%, 5.202%,			2/1/27	156	156
8/21/26	265	266	CSC Holdings, FRN,
Diamond Sports Group, FRN,			3M USD LIBOR + 2.25%, 4.015%,
3M USD LIBOR + 3.25%, 4.96%,			7/17/25	162	161
8/24/26	50	50	CSC Holdings, FRN,
iHeartCommunications, FRN,			3M USD LIBOR + 2.25%, 4.015%,
3M USD LIBOR + 4.00%, 5.781%,			1/15/26	119	118
5/1/26	154	155	Radiate Holdco, FRN,
NEP Group, FRN,			3M USD LIBOR + 3.00%, 4.702%,
3M USD LIBOR + 3.25%, 4.952%,			2/1/24	129	128
10/20/25	39	37	Telenet Financing USD, FRN,
NEP Group, FRN,			6M USD LIBOR + 2.25%, 4.015%,
3M USD LIBOR + 7.00%, 8.702%,			8/15/26	60	60
10/19/26	55	49

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Virgin Media Bristol, FRN,			Equinox Holdings, FRN,
1M USD LIBOR + 2.50%, 4.265%,			3M USD LIBOR + 3.00%, 4.702%,
1/31/28	105	105	3/8/24		50	50
		965	Kontoor Brands, FRN,
			3M USD LIBOR + 4.25%, 5.995%,
			5/15/26	(4)	21	21
Chemicals 2.5%						201
ASP Chromaflo Intermediate
Holdings, FRN,
3M USD LIBOR + 3.50%, 5.202%,			Container 1.9%
11/20/23	46	45	Berry Global, FRN,
ASP Chromaflo Intermediate			1M USD LIBOR + 2.50%, 4.258%,
Holdings, FRN,			7/1/26		70	70
3M USD LIBOR + 8.00%, 9.702%,			Charter NEX U. S. , FRN,
11/18/24 (4)	12	12	3M USD LIBOR + 3.00%, 4.702%,
Consolidated Energy Finance, FRN,			5/16/24		112	111
3M USD LIBOR + 2.50%, 4.547%,			Charter NEX U. S. , FRN,
5/7/25 (4)	49	47	3M USD LIBOR + 3.50%, 5.202%,
Cyanco Intermediate, FRN,			5/16/24		190	190
3M USD LIBOR + 3.50%, 5.286%,			Mauser Packaging Solutions
3/16/25	50	50	Holding, FRN,
Element Solutions, FRN,			3M USD LIBOR + 3.25%, 5.234%,
3M USD LIBOR + 2.25%, 4.036%,			4/3/24		58	57
1/30/26	40	40	Reynolds Group Holdings, FRN,
Encapsys, FRN,			3M USD LIBOR + 2.75%, 4.452%,
1M USD LIBOR + 3.50%, 5.202%,			2/5/23		54	54
11/7/24	128	128				482
HB Fuller, FRN,
3M USD LIBOR + 2.00%, 3.724%,
10/20/24	70	70	Energy 3.4%
Messer Industries USA, FRN,			BCP Raptor, FRN,
3M USD LIBOR + 2.50%, 4.604%,			3M USD LIBOR + 4.25%, 5.952%,
3/1/26	55	55	6/24/24		177	151
PQ, FRN,			BCP Raptor II, FRN,
3M USD LIBOR + 2.50%, 4.427%,			3M USD LIBOR + 4.75%, 6.452%,
2/8/25	68	68	11/3/25		80	68
Univar Solutions USA, FRN,			Blackstone CQP Holdco, FRN,
1M USD LIBOR + 2.00%, 3.837%,			3M USD LIBOR + 3.50%, 5.656%,
7/1/26	25	25	9/30/24		115	115
Univar Solutions USA, FRN,			Buckeye Partners, FRN,
3M USD LIBOR + 2.25%, 3.952%,			1M USD LIBOR + 2.75%, 4.531%,
7/1/24	92	92	11/1/26		45	45
		632	Citgo Holding, FRN,
			1M USD LIBOR + 7.00%, 8.702%,
			8/1/23		55	55
Consumer Products 0.8%			EMG Utica, FRN,
ABG Intermediate Holdings 2, FRN,			3M USD LIBOR + 3.75%, 5.452%,
3M USD LIBOR + 3.50%, 5.202%,			3/27/20		40	40
9/27/24	81	81	Felix Energy, FRN,
Anastasia Parent, FRN,			3M USD LIBOR + 6.50%, 8.401%,
3M USD LIBOR + 3.75%, 5.677%,			8/9/22 Acquisition Date: 8/9/17 -
8/11/25	59	49	3/1/19, Cost $213 (4)(5)		215	213

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Prairie ECI Acquiror, FRN,			Blackstone Mortgage Trust, FRN,
3M USD LIBOR + 4.75%, 6.854%,			1M USD LIBOR + 2.25%, 3.952%,
3/11/26	87	83	4/23/26	35	35
Stonepeak Lonestar Holdings, FRN,			Citadel Securities, FRN,
1M USD LIBOR + 4.50%, 6.502%,			3M USD LIBOR + 3.50%, 5.202%,
10/19/26	95	94	2/27/26	80	80
		864	Edelman Financial Center, FRN,
			3M USD LIBOR + 3.25%, 4.972%,
			7/21/25	25	25
Entertainment & Leisure 3.7%			Edelman Financial Center, FRN,
AMC Entertainment Holdings, FRN,			3M USD LIBOR + 6.75%, 8.472%,
3M USD LIBOR + 3.00%, 5.23%,			7/20/26	65	63
4/22/26	194	195	EIG Management, FRN,
Crown Finance US, FRN,			3M USD LIBOR + 3.75%, 5.452%,
1M USD LIBOR + 2.50%, 4.202%,			2/24/25	29	29
9/30/26	50	50	Genworth Holdings, FRN,
Hoya Midco, FRN,			3M USD LIBOR + 4.50%, 6.208%,
3M USD LIBOR + 3.50%, 5.202%,			3/7/23	69	68
6/30/24	98	95	HUB International, FRN,
Motion Finco, FRN,			3M USD LIBOR + 2.75%, 4.69%,
1M USD LIBOR + 3.25%, 4.947%,			4/25/25	192	189
10/17/26	50	50	HUB International, FRN,
Nascar Holdings, FRN,			1M USD LIBOR + 4.00%, 5.903%,
3M USD LIBOR + 2.75%, 4.513%,			4/25/25	160	160
10/19/26	38	39	Nexus Buyer, FRN,
UFC Holdings, FRN,			1M USD LIBOR + 3.75%, 5.505%,
1M USD LIBOR + 3.25%, 4.96%,			11/9/26	40	40
4/29/26	511	513	NFP, FRN,
		942	3M USD LIBOR + 3.00%, 4.702%,
			1/8/24	40	39

Financial 6.8%			Russell Investments U. S. Institutional
			Holdco, FRN,
Acrisure, FRN,			3M USD LIBOR + 3.25%, 4.952%,
3M USD LIBOR + 4.25%, 6.354%,			6/1/23	44	43
11/22/23	185	184	Sedgwick Claims Management
Alliant Holdings Intermediate, FRN,			Services, FRN,
3M USD LIBOR + 3.00%, 4.702%,			3M USD LIBOR + 3.25%, 4.952%,
5/9/25	140	138	12/31/25	114	112
Alliant Holdings Intermediate, FRN,			Starwood Property Trust, FRN,
3M USD LIBOR + 3.25%, 5.015%,			3M USD LIBOR + 2.50%, 4.202%,
5/9/25	55	55	7/26/26	50	50
AmWINS Group, FRN,			USI, FRN,
3M USD LIBOR + 2.75%, 4.465%,			3M USD LIBOR + 3.00%, 5.104%,
1/25/24	64	64	5/16/24	75	74
Apollo Commercial Real Estate			USI, FRN,
Finance, FRN,			1M USD LIBOR + 4.00%, 5.691%,
3M USD LIBOR + 2.75%, 4.671%,			11/20/26	40	40
5/7/26 (4)	25	25	VFH Parent, FRN,
AssuredPartners, FRN,			3M USD LIBOR + 3.50%, 6.044%,
3M USD LIBOR + 3.50%, 5.202%,			3/1/26	81	81
10/22/24	116	116

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Victory Capital Holdings, FRN,			VICI Properties 1, FRN,
1M USD LIBOR + 3.25%, 5.349%,			3M USD LIBOR + 2.00%, 3.716%,
7/1/26	31	31	12/20/24	70	70
		1,741			850

Food 1.9%			Health Care 12.4%
Atkins Nutritionals Holdings, FRN,			Aldevron, FRN,
1M USD LIBOR + 3.75%, 5.734%,			1M USD LIBOR + 4.25%, 6.232%,
7/7/24 (4)	167	167	10/12/26	170	171
B&G Foods, FRN,			Auris Luxembourg III, FRN,
1M USD LIBOR + 2.50%, 4.202%,			3M USD LIBOR + 3.75%, 5.441%,
10/10/26	25	25	2/27/26	35	34
Bellring Brands, FRN,			Avantor Funding, FRN,
1M USD LIBOR + 5.00%, 6.702%,			3M USD LIBOR + 3.00%, 4.702%,
10/21/24	95	95	11/21/24	162	163
Chobani, FRN,			Bausch Health Americas , FRN,
3M USD LIBOR + 3.50%, 5.202%,			3M USD LIBOR + 2.75%, 4.515%,
10/10/23	80	79	11/27/25	61	61
Hostess Brands, FRN,			Bausch Health Americas , FRN,
1M USD LIBOR + 2.25%, 4.108%,			3M USD LIBOR + 3.00%, 4.765%,
8/3/25	110	110	6/2/25	431	433
		476	Catalent Pharma Solutions, FRN,
			3M USD LIBOR + 2.25%, 3.952%,
			5/10/26	40	40
Gaming 3.3%			Change Healthcare Holdings, FRN,
Boyd Gaming, FRN,			1M USD LIBOR + 2.50%, 4.202%,
3M USD LIBOR + 2.25%, 3.848%,			3/1/24	55	55
9/15/23	47	47	Concentra, FRN,
Caesars Resort Collection, FRN,			1M USD LIBOR + 2.50%, 4.54%,
3M USD LIBOR + 2.75%, 4.452%,			6/1/22	85	85
12/23/24	239	237	DaVita, FRN,
CEOC, FRN,			3M USD LIBOR + 2.25%, 3.952%,
3M USD LIBOR + 2.00%, 3.702%,			8/12/26	25	25
10/7/24	29	29	Emerald TopCo, FRN,
Eldorado Resorts, FRN,			1M USD LIBOR + 3.50%, 5.202%,
3M USD LIBOR + 2.25%, 4.007%,			7/24/26	340	338
4/17/24	43	43	Envision Healthcare, FRN,
Scientific Games International, FRN,			3M USD LIBOR + 3.75%, 5.536%,
3M USD LIBOR + 2.75%, 4.452%,			10/10/25	45	35
8/14/24	180	179	ExamWorks Group, FRN,
Stars Group Holdings, FRN,			3M USD LIBOR + 3.25%, 4.952%,
3M USD LIBOR + 3.50%, 5.604%,			7/27/23	45	45
7/10/25	142	143	Gentiva Health Services, FRN,
Station Casinos, FRN,			3M USD LIBOR + 3.75%, 5.50%,
3M USD LIBOR + 2.50%, 4.21%,			7/2/25	90	90
6/8/23	101	102	GoodRx, FRN,
			1M USD LIBOR + 2.75%, 4.503%,
			10/10/25	100	100
			Jaguar Holding II, FRN,
			3M USD LIBOR + 2.50%, 4.202%,
			8/18/22	268	268

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

MED ParentCo, FRN,			Applied Systems, FRN,
1M USD LIBOR + 2.125%, 5.352%,			3M USD LIBOR + 3.25%, 5.354%,
8/31/26 (6)	65	64	9/19/24	177	177
MED ParentCo, FRN,			Applied Systems, FRN,
1M USD LIBOR + 8.25%, 9.952%,			3M USD LIBOR + 7.00%, 9.104%,
8/30/27	40	40	9/19/25	105	106
National Mentor Holdings , FRN,			AppLovin, FRN,
3M USD LIBOR + 4.25%, 5.96%,			3M USD LIBOR + 3.50%, 5.202%,
3/9/26	49	50	8/15/25	80	80
NVA Holdings, FRN,			Canyon Valor, FRN,
3M USD LIBOR + 2.75%, 4.41%,			3M USD LIBOR + 2.75%, 4.854%,
9/19/22 (4)	55	55	6/16/23	71	71
NVA Holdings, FRN,			CCC Information Services, FRN,
3M USD LIBOR + 1.75%, 6.50%,			3M USD LIBOR + 2.75%, 4.46%,
2/2/25	127	127	4/29/24	229	227
NVA Holdings, FRN,			CCC Information Services, FRN,
3M USD LIBOR + 2.50%, 7.25%,			3M USD LIBOR + 6.75%, 8.452%,
2/2/25	75	75	4/28/25	180	180
RegionalCare Hospital Partners			Fleet U. S. Bidco, FRN,
Holdings, FRN,			1M USD LIBOR + 3.25%, 5.235%,
3M USD LIBOR + 4.50%, 6.202%,			10/7/26 (4)	30	30
11/16/25	219	220	Huskies Parent, FRN,
SAM Bidco, FRN,			3M USD LIBOR + 4.00%, 5.844%,
1M USD LIBOR + 3.50%, 5.363%,			7/31/26	25	25
12/13/24	60	59	Hyland Software, FRN,
Sunshine Luxembourg VII, FRN,			3M USD LIBOR + 7.00%, 8.702%,
3M EURIBOR + 3.75%, 3.75%,			7/7/25	50	50
10/1/26 (EUR)	40	44	Infor U. S. , FRN,
Sunshine Luxembourg VII, FRN,			3M USD LIBOR + 2.75%, 4.854%,
1M USD LIBOR + 4.25%, 6.349%,			2/1/22	60	60
10/1/26	165	165	Match Group, FRN,
Tivity Health, FRN,			3M USD LIBOR + 2.50%, 4.436%,
3M USD LIBOR + 5.25%, 6.952%,			11/16/22	54	54
3/6/26	33	33	Microchip Technology, FRN,
Versant Health Holdco, FRN,			3M USD LIBOR + 2.00%, 3.71%,
3M USD LIBOR + 3.00%, 4.702%,			5/29/25	41	41
12/2/24	131	129	Refinitiv U.S. Holdings, FRN,
Versant Health Holdco, FRN,			3M USD LIBOR + 3.75%, 5.452%,
3M USD LIBOR + 6.75%, 8.46%,			10/1/25	448	450
12/1/25	130	128	S2P Acquisition Borrower, FRN,
Vizient, FRN,			3M USD LIBOR + 4.00%, 5.702%,
3M USD LIBOR + 2.75%, 4.452%,			8/14/26	40	40
5/6/26	35	35	Solera, FRN,
		3,167	3M USD LIBOR + 2.75%, 4.452%,
			3/3/23	297	292
			SS&C Technologies, Term B3, FRN,
Information Technology 9.9%			3M USD LIBOR + 2.25%, 3.952%,
Ancestry. com Operations, FRN,			4/16/25	176	177
1M USD LIBOR + 3.75%, 5.46%,			SS&C Technologies, Term B5, FRN,
10/19/23	116	112	3M USD LIBOR + 2.25%, 3.952%,
			4/16/25	49	50

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Uber Technologies, FRN,			Zekelman Industries, FRN,
3M USD LIBOR + 3.50%, 5.202%,			3M USD LIBOR + 2.25%, 3.966%,
7/13/23	117	114	6/14/21	120	120
Uber Technologies, FRN,					345
3M USD LIBOR + 4.00%, 5.763%,
4/4/25	153	148
Vungle, FRN,			Other Telecommunications 0.9%
1M USD LIBOR + 5.50%, 7.202%,			Cologix Holdings, FRN,
9/30/26	50	49	3M USD LIBOR + 3.00%, 4.702%,
		2,533	3/20/24	48	47
			GTT Communications, FRN,
			3M USD LIBOR + 2.75%, 4.45%,
Lodging 0.3%			5/31/25	44	34
Four Seasons Hotels, FRN,			Level 3 Parent, FRN,
3M USD LIBOR + 2.00%, 3.702%,			3M USD LIBOR + 2.25%, 4.036%,
11/30/23	78	78	2/22/24	101	101
		78	Zayo Group, FRN,
			3M USD LIBOR + 2.25%, 3.952%,
			1/19/24	63	63
Manufacturing 1.9%					245
Apex Tool Group, FRN,
3M USD LIBOR + 5.50%, 7.202%,
8/1/24	58	55	Publishing 0.1%
CPI Holdco, FRN,			Harland Clarke Holdings, FRN,
1M USD LIBOR + 4.25%, 5.952%,			3M USD LIBOR + 4.75%, 6.854%,
11/4/26 (4)	50	50	11/3/23	29	22
Filtration Group, FRN,					22
3M USD LIBOR + 3.00%, 4.702%,
3/29/25	166	167
SRAM, FRN,			Real Estate Investment Trust Securities 0.5%
3M USD LIBOR + 1.75%, 4.515%,			Capital Automotive, FRN,
3/15/24	58	57	3M USD LIBOR + 6.00%, 7.71%,
Thermon Holding, FRN,			3/24/25	101	101
3M USD LIBOR + 3.75%, 5.531%,			Claros Mortgage Trust, FRN,
10/30/24	38	38	1M USD LIBOR + 3.25%, 5.005%,
Welbilt, FRN,			8/9/26 (4)	30	30
3M USD LIBOR + 2.50%, 4.202%,					131
10/23/25 (4)	118	118

		485	Restaurants 1.4%
			1011778 BC ULC, FRN,
Metals & Mining 1.3%			1M USD LIBOR + 1.75%, 3.452%,
Aleris International, FRN,			11/19/26	41	41
3M USD LIBOR + 4.75%, 6.452%,			Golden Nugget, FRN,
2/27/23	178	178	3M USD LIBOR + 2.75%, 4.683%,
Big River Steel, FRN,			10/4/23	74	74
3M USD LIBOR + 5.00%, 7.104%,			K-MAC Holdings, FRN,
8/23/23	48	47	3M USD LIBOR + 3.00%, 4.702%,
			3/14/25	38	37
			K-MAC Holdings, FRN,
			3M USD LIBOR + 6.75%, 8.452%,
			3/16/26	25	24

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Tacala Investment, FRN,			Ceridian HCM Holding, FRN,
1M USD LIBOR + 4.00%, 5.702%,			3M USD LIBOR + 3.00%, 4.702%,
1/31/25	84	83	4/30/25	214	214
Tacala Investment, FRN,			EG America, FRN,
1M USD LIBOR + 7.75%, 9.452%,			3M USD LIBOR + 4.00%, 6.104%,
1/30/26	90	89	2/7/25	95	92
		348	GFL Environmental, FRN,
			3M USD LIBOR + 3.00%, 4.702%,
			5/30/25	230	227
Retail 0.4%			Hertz, FRN,
Academy, FRN,			3M USD LIBOR + 2.75%, 4.46%,
3M USD LIBOR + 4.00%, 5.783%,			6/30/23	110	110
7/1/22	52	38	JD Power & Associates, FRN,
BJ's Wholesale Club, FRN,			3M USD LIBOR + 3.75%, 5.452%,
1M USD LIBOR + 2.75%, 4.509%,			9/7/23	42	42
2/3/24	72	73	Kronos, FRN,
		111	3M USD LIBOR + 3.00%, 4.909%,
			11/1/23	403	403

Satellites 3.2%			Kronos, FRN,
			3M USD LIBOR + 8.25%, 10.159%,
Intelsat Jackson Holdings			11/1/24	435	439
6.625%, 1/2/24	150	150	Merrill Communications, FRN,
Iridium Satellite, FRN,			1M USD LIBOR + 5.00%, 7.089%,
1M USD LIBOR + 3.75%, 5.452%,			10/5/26	40	40
11/4/26	310	313	Prime Security Services Borrower,
Space Exploration Technologies,			FRN,
FRN,			1M USD LIBOR + 3.25%, 5.035%,
3M USD LIBOR + 4.25%, 5.952%,			9/23/26	183	181
11/21/25 (4)	79	79	Project Boost Purchaser, FRN,
Telesat, FRN,			1M USD LIBOR + 3.50%, 5.191,
3M USD LIBOR + 2.50%, 4.61%,			6/1/26	40	40
11/17/23	128	128	Renaissance Holdings, FRN,
Telesat, FRN,			3M USD LIBOR + 3.25%, 4.952%,
1M USD LIBOR + 2.75%, 4.63%,			5/30/25	29	29
11/21/26	150	150	Renaissance Holdings, FRN,
		820	3M USD LIBOR + 7.00%, 8.702%,
			5/29/26	35	32
Services 12.0%			SCS Holdings, FRN,
			3M USD LIBOR + 4.25%, 6.354%,
AlixPartners, FRN,			7/1/26	45	45
3M USD LIBOR + 2.75%, 4.452%,
4/4/24	40	40	ServiceMaster, FRN,
			1M USD LIBOR + 1.75%, 3.50%,
Ascend Learning, FRN,			11/5/26	25	25
3M USD LIBOR + 3.00%, 4.702%,
7/12/24	295	295	Trans Union, FRN,
			1M USD LIBOR + 1.75%, 3.452%,
Brightview Landscapes, FRN,			11/16/26	44	44
3M USD LIBOR + 2.50%, 4.284%,
8/15/25	69	69	Travelport Finance Luxembourg,
			FRN,
Camelot Finance, FRN,			3M USD LIBOR + 5.00%, 7.104%,
1M USD LIBOR + 3.25%, 4.952%,			5/29/26	75	68
10/30/26	60	60

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Ultimate Software Group, FRN,			Asurion, FRN,
3M USD LIBOR + 3.75%, 5.452%,			1M USD LIBOR + 3.00%, 4.702%,
5/4/26	345	347	11/3/24	79	79
USIC Holdings, FRN,			Asurion, FRN,
3M USD LIBOR + 3.25%, 4.952%,			3M USD LIBOR + 6.50%, 8.202%,
12/8/23	40	39	8/4/25	580	584
VeriFone Systems, FRN,			Sprint Communications, FRN,
3M USD LIBOR + 4.00%, 5.899%,			3M USD LIBOR + 2.50%, 4.25%,
8/20/25	84	81	2/2/24	66	66
WW International, FRN,			Sprint Communications, FRN,
3M USD LIBOR + 4.75%, 6.86%,			3M USD LIBOR + 3.00%, 4.75%,
11/29/24	101	101	2/2/24	15	14
		3,063			994

Supermarkets 0.8%			Total Bank Loans
Albertson's, FRN,			(Cost $22,237)		22,146
3M USD LIBOR + 2.75%, 4.452%,
8/17/26	208	209	COMMON STOCKS 0.6%
		209
			Media & Advertising 0.2%
Transportation 0.2%			Clear Channel Outdoor Holdings (7)	18	44
Genesee & Wyoming, FRN,					44
1M USD LIBOR + 2.00%, 3.697%,
11/5/26	65	65
		65	Media & Communications 0.4%
			iHeartMedia, Class A (7)	8	117

Utilities 2.0%					117
Al Alpine U. S. Bidco, FRN,
1M USD LIBOR + 2.75%, 4.605%,
10/31/25 (4)	149	144	Total Common Stocks
Brookfield WEC Holdings, FRN,			(Cost $218)		161
3M USD LIBOR + 3.50%, 5.202%,
8/1/25	134	134	CONVERTIBLE PREFERRED STOCKS 1.0%
Calpine, FRN,
3M USD LIBOR + 2.75%, 4.86%,			Energy 0.7%
4/5/26	75	75
Eastern Power, FRN,			Targa Resources, Series A, 9.50%,
3M USD LIBOR + 3.75%, 5.452%,			Acquisition Date: 10/30/17, Cost
10/2/23	95	95	$196 (5)(8)	—	191
Pike, FRN,					191
1M USD LIBOR + 3.25%, 4.96%,
7/24/26	64	64
		512	Health Care 0.3%
			Avantor, Series A, 6.25%, 5/15/22	1	69

Wireless Communications 3.9%					69
Asurion, FRN,
1M USD LIBOR + 3.00%, 4.702%,
8/4/22	250	251	Total Convertible Preferred Stocks
			(Cost $253)		260

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SHORT-TERM INVESTMENTS 8.6%			Total Investments in Securities 102.4%
Money Market Funds 8.6%			(Cost $26,306)		$26,186
T. Rowe Price Government Reserve			Other Assets Less Liabilities (2.4)%		(616)
Fund, 1.65% (9)(10)	2,200	2,200	Net Assets 100%		$25,570

Total Short-Term Investments
(Cost $2,200)		2,200

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,180 and represents 4.6% of net assets.
(2)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(4)	Level 3 in fair value hierarchy.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $404 and represents 1.6% of net assets.
(6)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at November 30, 2019, was $10 and was valued at $10 (0.0% of net assets) .
(7)	Non-income producing
(8)	Perpetual security with no stated maturity date.
(9)	Affiliated Companies
(10)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Citibank	2/21/20	USD 31	EUR 28	$ —
Citibank	2/21/20	USD 58	EUR 52	—
JPMorgan Chase	2/21/20	USD 69	EUR 62	—

Net unrealized gain (loss) on open forward currency
exchange contracts				$ —

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$39	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	11/30/19
T. Rowe Price Government Reserve Fund	$1,389	¤	¤ $	2,200	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $39 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,200.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$	— $	1,419$	— $	1,419
Bank Loans		—	21,155	991	22,146
Common Stocks		161	—	—	161
Convertible Preferred Stocks		—	260	—	260
Short-Term Investments		2,200	—	—	2,200
Total Securities		2,361	22,834	991	26,186
Forward Currency Exchange Contracts		—	—	—	—
Total		$2,361$	22,834$	991$	26,186

Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2019, totaled $1,000 for the period ended November 30, 2019.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security. Additionally, during the period, transfers into Level 3 include securities acquired as a result of a corporate action.

($000 s)
	Beginning	Gain (Loss)			Transfers	Transfers	Ending
	Balance	During	Total		Into	Out of Level	Balance
	3/1/19	Period	Purchases	Total Sales	Level 3	3	11/30/19
Investment in Securities
Bank Loans	$1,498	$8	$566	$(777)	$76	$(380)	$991

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments	Market	Valuation	Significant	Value or	Weighted	Impact to
in Securities	Value (000s)	Technique(s) +	Unobservable	Range of	Average of	Valuation
			Input(s)	Input(s)	Input(s)*	from an
Increase in
Input**
Bank Loans	$991	Recent comparable	-#	-#	-#	-#
transaction price(s)

		Pricing service	-#	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
*Unobservable inputs were weighted by the relative fair value of the instruments.
**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.